Segment Reporting - Schedule of Revenue and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 1,554	$ 1,361	$ 2,728	$ 2,552
Long-lived assets	356		463
United States
Segment Reporting Information [Line Items]
Revenue	1,358	1,168	2,353	2,361
Long-lived assets	305		415
Rest of World
Segment Reporting Information [Line Items]
Revenue	196	$ 193	375	$ 191
Long-lived assets	$ 51		$ 48